Revenue from Contracts with Customers - Significant Changes in Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Contract liabilities, beginning balance	$ (62)	$ (64)
Amortization of revenue that was included in the beginning contract liability balance	14	11
Cash received, excluding amounts recognized as revenue	(23)	(9)
Contract liabilities, ending balance	$ (71)	$ (62)